Inventories, Net and Cost of sales - Schedule of Inventories, Net (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Inventories, net	[1]	$ 2,700,309	$ 2,352,735
Inventories in transit		42,892	22,312
Raw materials		42,090	28,367
Real estate project inventories	[2]	16,941	18,003
Materials, spares, accessories and consumable packaging		16,542	15,884
Production in process		12	102
Total inventories, net		$ 2,818,786	$ 2,437,403

[1]	The movement of the losses on inventory obsolescence and damages, included as lower value in inventories, during the reporting periods is shown below:
[2]	For 2024, it corresponds to the López de Galarza real estate project for $- (December 31, 2023 - $776), the Éxito Occidente real estate project for $14,809 (December 31, 2023 - $17,227), and the Éxito La Colina real estate project for $2,132.